Impairments	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets that are either past due or impaired [abstract]
Impairments
Note 9. Impairments

Skr mn	Loans in the form of interest-bearing securities	Loans to credit institutions	Loans to the public	Off-balance	Total
2025
Expected credit losses, stage 1	0	0	-19	1	-19
Expected credit losses, stage 2	-1	—	-292	0	-293
Expected credit losses, stage 3	—	—	-112	0	-112
Established credit losses	—	—	-100	0	-100
Reserves applied to cover established credit losses	—	—	94	—	94
Recovered credit losses	—	—	1	—	1
Net credit losses[1]	-1	0	-429	1	-429
2024
Expected credit losses, stage 1	17	2	83	14	116
Expected credit losses, stage 2	0	—	-45	21	-24
Expected credit losses, stage 3	147	—	-329	4	-178
Established credit losses	-113	—	-288	-3	-404
Reserves applied to cover established credit losses	113	—	280	—	393
Recovered credit losses	—	—	4	—	4
Net credit losses	164	2	-295	36	-93
2023
Expected credit losses, stage 1	1	1	-34	-4	-36
Expected credit losses, stage 2	3	0	-22	-21	-40
Expected credit losses, stage 3	-260	—	-252	-1	-513
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	4	—	4
Net credit losses	-256	1	-304	-26	-585
1 The increase in net credit losses for the year was mainly attributable to increased provisions for expected credit losses in stage 2 and stage 3 related to a limited number of exposures.
The table below shows the carrying amount of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the OECD, which explains the low provision ratio.

	December 31, 2025				December 31, 2024
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	46,131	1,361	—	47,492	48,665	67	—	48,732
Loans to credit institutions	15,011	—	—	15,011	10,328	—	—	10,328
Loans to the public	160,994	34,060	5,960	201,014	187,005	30,611	7,255	224,871
Total, loans, before expected credit losses	222,137	35,421	5,960	263,517	245,998	30,678	7,255	283,931
Off balance, before expected credit losses
Guarantees	9,729	168	—	9,896	7,533	1,895	—	9,428
Committed undisbursed loans	66,409	15,214	—	81,624	36,455	15,809	4,623	56,887
Total, off balance, before expected credit losses	76,138	15,382	—	91,520	43,988	17,704	4,623	66,315
Total, before expected credit losses	298,275	50,803	5,960	355,038	289,986	48,382	11,878	350,246
of which guaranteed (percent)	64.4	91.8	80.7	68.3	61.9	94.2	94.3	67.3
Loss allowance, loans
Loans in the form of interest-bearing securities	-6	-1	—	-7	-6	0	—	-6
Loans to credit institutions	0	0	—	0	0	—	—	0
Loans to the public	-62	-377	-359	-798	-45	-86	-386	-517
Total, loss allowance, loans	-68	-378	-359	-805	-51	-86	-386	-523
Loss allowance, off balance[1]
Guarantees	0	0	—	0	0	0	—	0
Committed undisbursed loans	-1	0	—	-1	-3	0	0	-3
Total, loss allowance, off balance	-2	0	—	-2	-3	0	0	-3
Total, loss allowance	-69	-378	-359	-807	-54	-86	-386	-526
Provision ratio (percent)	0.02	0.74	6.03	0.23	0.02	0.18	3.25	0.15
1 Recognized under provision in the Consolidated Statement of Financial Position.
Loans and off balance, before loss allowance

	December 31, 2025				December 31, 2024
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	289,986	48,382	11,878	350,246	278,263	54,290	13,953	346,506
Increase due to origination and acquisition	113,205	27,153	53	140,411	84,871	4,042	345	89,258
Transfer to stage 1	1,108	-1,105	-11	-8	3,296	-3,938	—	-642
Transfer to stage 2	-8,711	4,419	-444	-4,737	-423	328	-94	-189
Transfer to stage 3	-566	—	467	-99	-90	-522	163	-449
Decrease due to derecognition	-96,749	-28,045	-5,982	-130,775	-75,931	-5,818	-2,489	-84,238
Closing balance	298,275	50,803	5,960	355,038	289,986	48,382	11,878	350,246
Modified loans that did not lead to derecognition
For modified loans during 2025, amortized cost before modification amounted to Skr 0 million (2024: 1,040 million). Net modification gain/loss during 2025 amounted to Skr 0 million (2024: 95 million).
Loss allowance

	December 31, 2025				December 31, 2024
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-54	-86	-386	-526	-167	-61	-567	-795
Increases due to origination and acquisition	-34	-280	-29	-343	-20	0	0	-20
Net remeasurement of loss allowance	0	16	-81	-65	99	128	-167	60
Transfer to stage 1	0	0	—	0	0	3	—	3
Transfer to stage 2	2	-31	0	-29	1	-210	20	-189
Transfer to stage 3	0	—	-76	-75	0	2	-97	-95
Decreases due to derecognition	13	1	73	88	35	56	64	155
Decrease in allowance account due to write-offs	—	—	94	94	—	—	393	393
Exchange-rate differences[1]	3	1	45	50	-2	-4	-32	-38
Closing balance	-69	-378	-359	-807	-54	-86	-386	-526
1 Recognized under Net results of financial transactions in the Statement of Comprehensive Income.
Provisions for ECLs are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: a base scenario, a downturn scenario, and an upturn scenario, where the scenarios are expressed in a business cycle parameter. The business cycle parameter reflects the general risk of default in each geographic segment. The parameter is standard, normally distributed where zero indicates a neutral economy where the economy has been on average, historically. The business cycle parameters for the base scenario are between 0.1 and 1.1 for the various probability of default (PD) segments. The base scenarios have been weighted at between 60 percent and 80 percent, the downturn scenarios have been weighted at 20 percent, and the upturn scenarios have been weighted at between 0 percent and 20 percent between the different PD-segments.
Loan credit quality, before expected credit losses, allocated by stage

	December 31, 2025				December 31, 2024
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	—	—	—	—
AA+ to A-	45,539	—	—	45,539	40,548	—	—	40,548
BBB+ to BBB-	121,602	1,361	—	122,962	141,632	66	—	141,698
BB+ to BB-	37,308	27,515	—	64,823	45,239	27,237	—	72,476
B+ to B-	17,354	1,521	—	18,874	18,437	553	—	18,990
CCC to D	334	5,024	5,960	11,319	142	2,822	7,255	10,219
Total, before expected credit losses	222,137	35,421	5,960	263,517	245,998	30,678	7,255	283,931
More information regarding SEK’s Credit Policy is found in Note 26 and Note 29.